Subsequent Events	12 Months Ended
Jun. 30, 2021
Events After Reporting Period [Abstract]
Subsequent Events	Subsequent EventsThere were no significant subsequent events from the end of the fiscal year until the date of signing of this report that would require and adjustment to or disclosure in the financial statements.